================================================================================
                                     MORGAN
                                     KEEGAN

                          Morgan Keegan & Company, Inc.
                         Members New York Stock Exchange

   THE BEDFORD FAMILY

   MONEY MARKET PORTFOLIO
--------------------------------------------------------------------------------
   MUNICIPAL
   MONEY MARKET PORTFOLIO
--------------------------------------------------------------------------------
   GOVERNMENT OBLIGATIONS
   MONEY MARKET PORTFOLIO
--------------------------------------------------------------------------------
   ANNUAL REPORT
   AUGUST 31, 1997

================================================================================

                               THE BEDFORD FAMILY
                               THE RBB FUND, INC.

                       ANNUAL INVESTMENT ADVISER'S REPORT



     For much of the past year, economic activity grew progressively stronger and only the good behavior of inflation kept money market yields from an appreciable rise. In last year's final two quarters and through 1997's first quarter, the nation's gross domestic product rose from a rate of 2.1% to 4.9%, led by healthy gains in employment and wages. This strong momentum put pressure on the Federal Reserve to raise short-term interest rates, particularly early this year. The Fed's only move, however, was in March when it increased the federal funds rated from 5.25% to 5.50%. The Fed likened its move to buying insurance against the possible need for larger moves at a later date. The reaction to the tighter monetary policy was quite severe, with both the stock and bond markets experiencing sharp declines in April.

     In the months following the Fed's move, economic activity began to show signs of slowing and the money market yield curve, which reached its steepest slope in March, began to flatten. One-year yields, for example, which peaked at 6.30% fell below 6.00% over the next few months, while the one- to three-month sector held steady in a 5.50-5.65% range. One interesting anomaly was the U.S. Treasury market where yields on three-, six-, and twelve-month bills traded well below other money market rates. With the huge amount of cash in the market, the three-month Treasury bill yielded as low as 4.90% in the second quarter, while overnight rates remained at 5.50%. By the end of August, the three-month Treasury bill had recovered somewhat, but was still 30 basis points below the federal funds rate. This dichotomy in market yields generally kept the duration of the government portfolio shorter than the prime portfolio, as it carried more overnight investments for both yield and liquidity. In contrast, the prime portfolio was more attracted to the 3-month and 1-year sectors to pick up incremental yield during those occasions when the curve steepened.

     Early in the year, a lack of supply and a renewed belief in a Federal Reserve tightening kept municipal yields at historically expensive levels. Variable rate demand securities maintained strong interest from investors in anticipation of higher short-term interest rates and in preparation for April's income tax payments. Total tax-exempt money fund assets reached new all-time highs in each of the first four months of the year. Tax-free variable rate yields rose in volatile trading during the second quarter and returns offered taxable equivalent yields that were 50 basis points above taxable securities. Substantial cash inflows in mid-summer from coupon payments and crossover buyers caused daily reset demand notes to drop approximately 170 basis points, while weekly reset demand notes fell 70 basis points. By the end of August, total tax-free money market fund assets, as measured by "IBC's MONEY FUND REPORT," climbed to an all-time high of over $154 billion. Interest rate volatility and a flat yield curve allowed RBB Municipal and RBB New York Municipal Money Funds to maintain shorter average weighted maturities than their "IBC MONEY FUND REPORT" peer groups. For the year ended August, assets in RBB Municipal rose from $421 million to $488 million, while RBB New York increased from $88 million to $110 million.

             PNC Institutional Management Corporation
             (Please dial toll-free 800-533-7719 for questions regarding your account or contact your broker.)

                        REPORT OF INDEPENDENT ACCOUNTANTS

To the Shareholders and Board of Directors of The RBB Fund, Inc.:

We have audited the accompanying statements of net assets of the Money Market, Municipal Money Market and Government Obligations Money Market Portfolios of the RBB Fund, Inc., as of August 31, 1997 and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the periods presented. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements.Our procedures included confirmation of investments owned by the custodian as of August 31, 1997. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Money Market, Municipal Money Market and Government Obligations Money Market Portfolios of the RBB Fund, Inc., as of August 31, 1997 and the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and their financial highlights for each of the periods presented, in conformity with generally accepted accounting principles.



COOPERS & LYBRAND L.L.P.

2400 Eleven Penn Center
Philadelphia, Pennsylvania
October 17, 1997

                               THE BEDFORD FAMILY
                               THE RBB FUND, INC.
                             MONEY MARKET PORTFOLIO
                             STATEMENT OF NET ASSETS
                                 AUGUST 31, 1997

                                                         PAR
                                                        (000)          VALUE
                                                      --------      ------------
AGENCY OBLIGATIONS--10.0%
Student Loan Marketing
   Association(DAGGER)
   5.450% 09/02/97 .........................          $ 10,000      $ 10,000,000
   5.460% 09/02/97 .........................            10,000        10,000,000
Student Loan Marketing Assocation
   Discount Notes
   5.500% 09/02/97 .........................           250,000       249,961,806
                                                                    ------------
     TOTAL AGENCY OBLIGATIONS
       (Cost $269,961,806) .................                         269,961,806
                                                                    ------------
CERTIFICATES OF DEPOSIT--32.8%
BANK NOTES--4.6%
First National Bank of Boston
   5.625% 10/08/97 .........................            50,000        50,000,000
   5.600% 11/19/97 .........................            75,000        75,000,000
                                                                    ------------
                                                                     125,000,000
                                                                    ------------
DOMESTIC CERTIFICATES OF DEPOSIT--5.6%
Bankers Trust Co.
   5.980% 06/19/98 .........................            50,000        49,992,390
   5.820% 07/31/98 .........................            25,000        24,993,453
   5.880% 08/11/98 .........................            25,000        24,993,238
Mellon Bank N.A.
   6.030% 09/23/97 .........................            25,000        25,001,846
Wilmington Trust Co.
   5.920% 11/06/97 .........................            25,000        25,000,000
                                                                    ------------
                                                                     149,980,927
                                                                    ------------
YANKEE DOLLAR CERTIFICATES OF DEPOSIT--22.6%
Banque Nationale de Paris
   5.860% 08/10/98 .........................            25,000        24,986,523
Caisse Nationale de Credit Agricole
   5.640% 10/07/97 .........................            50,000        50,001,479
Credit Suisse
   6.240% 04/08/98 .........................            40,000        40,040,657
Deutsche Bank
   6.000% 03/25/98 .........................            50,000        50,050,753
   6.200% 04/08/98 .........................            25,000        25,015,286
Industrial Bank of Japan
   5.730% 10/10/97 .........................            50,000        50,000,000
   5.680% 10/24/97 .........................            25,000        25,000,637
Rabobank Nederland
   5.710% 02/17/98 .........................            50,000        50,002,280

                                                       PAR
                                                      (000)            VALUE
                                                    --------        ------------
YANKEE DOLLAR CERTIFICATES OF DEPOSIT--(CONTINUED)
Royal Bank of Canada
   5.670% 09/02/97(DAGGER) .............            $ 25,000        $ 24,994,403
   6.200% 04/06/98 .....................              19,000          19,014,263
   5.940% 06/25/98 .....................              25,000          24,988,323
Sanwa Bank
   5.780% 09/17/97 .....................              50,000          50,000,637
Societe Generale
   5.600% 09/19/97 .....................              50,000          50,000,000
   5.630% 12/31/97 .....................              25,000          24,999,544
   5.770% 01/09/98 .....................              25,000          24,996,590
Sumitomo Bank
   5.640% 10/20/97 .....................              50,000          50,000,000
Swedbank
   5.630% 11/20/97 .....................              25,000          25,000,548
                                                                    ------------
                                                                     609,091,923
                                                                    ------------
     TOTAL CERTIFICATES OF DEPOSIT
       (Cost $884,072,850) .............                             884,072,850
                                                                    ------------
COMMERCIAL PAPER--40.5%
ASSET BACKED SECURITIES--4.1%
Beta Finance Inc.
   5.620% 09/26/97 .....................              15,000          14,941,458
Countrywide Funding Corp.
   5.590% 09/15/97 .....................              60,000          59,869,567
   5.570% 09/30/97 .....................              35,000          34,842,957
                                                                    ------------
                                                                     109,653,982
                                                                    ------------
BANKS--7.3%
AB Spintab Swedmortgage
   5.520% 11/06/97 .....................              50,000          49,494,000
AMRO N.A. Finance Inc.
   5.560% 05/01/98 .....................              50,000          48,131,222
Unifunding Inc.
   5.540% 10/07/97 .....................              50,000          49,723,000
   5.520% 10/30/97 .....................              50,000          49,547,667
                                                                    ------------
                                                                     196,895,889
                                                                    ------------
FINANCE SERVICES--4.2%
SMM Trust 1997-L(DAGGER)
   5.633% 09/29/97 .....................              13,200          13,200,000
SMM Trust 1997-W(DAGGER)
   5.645% 09/16/97 .....................             100,000         100,000,000
                                                                    ------------
                                                                     113,200,000
                                                                    ------------

                 See Accompanying Notes to Financial Statements.

                               THE BEDFORD FAMILY
                               THE RBB FUND, INC.
                             MONEY MARKET PORTFOLIO
                       STATEMENT OF NET ASSETS (CONTINUED)
                                 AUGUST 31, 1997

                                                         PAR
                                                        (000)          VALUE
                                                      --------      ------------
MOTOR VEHICLES & CAR BODIES--3.7%
BMW US Capital Corp.
   5.550% 10/08/97 ...........................         $ 50,000   $   49,714,792
Daimler-Benz North America Corp.
   5.600% 09/25/97 ...........................           50,000       49,813,333
                                                                  --------------
                                                                      99,528,125
                                                                  --------------
PERSONAL CREDIT INSTITUTIONS--1.8%
General Motors Acceptance Corp.
   5.750% 11/17/97 ...........................           50,000       49,385,069
                                                                  --------------
PETROLEUM REFINING--0.9%
Repsol International Finance B.V.
   5.510% 01/26/98 ...........................           25,000       24,437,521
                                                                  --------------
SECURITY BROKERS & DEALERS--11.2%
Bear Stearns Companies, Inc.(DAGGER)
   5.609% 09/08/97 ...........................           25,000       25,000,000
   5.659% 09/22/97 ...........................           50,000       50,000,000
   5.605% 09/26/97 ...........................           30,000       30,000,000
Lehman Brothers Holdings, Inc.(DAGGER)
   5.913% 09/06/97 ...........................           50,000       50,000,000
Merrill Lynch & Co.
   5.570% 12/12/97 ...........................           40,000       39,368,733
   5.530% 02/24/98 ...........................           40,000       38,918,578
Nomura Holding America Inc.
   5.740% 09/08/97 ...........................           25,000       24,972,097
   5.640% 11/12/97 ...........................           20,000       19,774,400
   5.630% 11/26/97 ...........................           25,000       24,663,764
                                                                  --------------
                                                                     302,697,572
                                                                  --------------
SERVICES - AUTO RENT & LEASE--3.6% PHH Corp.
   5.640% 09/02/97 ...........................           73,000       72,988,563
   5.540% 10/09/97 ...........................           25,000       24,853,806
                                                                  --------------
                                                                      97,842,369
                                                                  --------------
SHORT-TERM BUSINESS CREDIT INSTITUTIONS--3.7%
Heller Financial Inc.
   5.625% 09/05/97 ...........................          100,000       99,937,500
                                                                  --------------
     TOTAL COMMERCIAL PAPER
       (Cost $1,093,578,027) .................                     1,093,578,027
                                                                  --------------

                                                        PAR
                                                       (000)           VALUE
                                                     --------       ------------
CORPORATE OBLIGATIONS--2.0%
FINANCE LESSORS--0.7%
IBM Credit Corp.
   5.700% 10/27/97 .......................           $ 20,000        $19,999,145
                                                                     -----------
PERSONAL CREDIT INSTITUTIONS--0.6%
General Motors Acceptance Corp.
   5.625% 10/30/97 .......................             15,000         14,998,566
                                                                     -----------
SECURITY BROKERS & DEALERS--0.7%
Bear Stearns Companies, Inc.
   5.860% 01/20/98 .......................             20,000         20,000,000
                                                                     -----------
     TOTAL CORPORATE OBLIGATIONS
       (Cost $54,997,711) ................                            54,997,711
                                                                     -----------
MUNICIPAL BONDS--3.1%
FLORIDA--0.1%
Coral Springs, IDR(DOUBLE DAGGER)
   5.600% 09/03/97 .......................              2,700          2,700,000
                                                                     -----------
GEORGIA--0.4%
De Kalb County Development Authority
   Series 1995 B (Emory University
   Project)(DOUBLE DAGGER)
   5.600% 08/31/97 .......................              9,840          9,840,000
                                                                     -----------
ILLINOIS--0.2%
Illinois Health Facilities Authority
   Convertible/ VRDN Revenue Bond
   (The Streeterville Corp. Project)
   Series 1993-B(DOUBLE DAGGER)
   5.700% 09/03/97 .......................              4,400          4,400,000
                                                                     -----------
INDIANA--0.2%
Bremen, Inc. TARN Series 1996-B
   5.610% 09/04/97 .......................              5,200          5,200,000
                                                                     -----------
KENTUCKY--0.2%
Boone County Taxable IDR Refunding
   Bonds (Square D Company Project)
   Series 1994-B VRDN(DAGGER)
   5.700% 09/03/97 .......................              4,200          4,200,000
                                                                     -----------

                 See Accompanying Notes to Financial Statements.

                               THE BEDFORD FAMILY
                               THE RBB FUND, INC.
                             MONEY MARKET PORTFOLIO
                       STATEMENT OF NET ASSETS (CONCLUDED)
                                 AUGUST 31, 1997

                                                        PAR
                                                       (000)            VALUE
                                                      --------       -----------
MISSISSIPPI--1.1%
Hinds County, IDR Revenue Bond
   VRDN Series 1987(DAGGER)
   5.600% 09/03/97 .......................            $ 1,200        $ 1,200,000
Hinds County, IDR Revenue Bond
   VRDN Series 1992(DAGGER)
   5.600% 09/03/97 .......................              1,860          1,860,000
Mississippi Business Finance Corp.
   IDR Revenue Bond (Dana Lighting
   Project) Series 1995(DAGGER)
   5.600% 09/07/97 .......................              6,400          6,400,000
Mississippi Business Finance Corp.
   Taxable IDR Revenue Bond
   (Bryan Foods, Inc. Project)
   Series 1994(DAGGER)
   5.700% 09/03/97 .......................             14,000         14,000,000
Mississippi Business Finance Corp.
   Taxable IDR Revenue Bond
   Series 1995(DAGGER)
   5.600% 09/07/97 .......................              7,000          7,000,000
                                                                     -----------
                                                                      30,460,000
                                                                     -----------
NORTH CAROLINA--0.4%
City of Asheville Tax Corp.(DAGGER)
   5.650% 09/03/97 .......................             11,700         11,700,000
                                                                     -----------
TEXAS--0.5%
South Central Texas Industrial
   Development Corp. Taxable IDR
   Revenue Bond (Rohr Industries
   Project Series 1990 VRDN(DAGGER)
   5.700% 09/03/97 .......................             14,800         14,800,000
                                                                     -----------
     TOTAL MUNICIPAL BONDS
       (Cost $83,300,000) ................                            83,300,000
                                                                     -----------

                                                      PAR
                                                     (000)            VALUE
                                                   --------       --------------
TIME DEPOSITS--11.3%
First Union National Bank of North
   Carolina
   5.438% 09/02/97 ...................             $ 45,100       $   45,100,000
   5.500% 09/02/97 ...................               50,000           50,000,000
General American Life
   5.870% 09/30/97 ...................               50,000           50,000,000
Union Bank of Switzerland
   5.625% 09/04/97 ...................              100,000          100,000,000
Wells Fargo Bank, N.A.
   5.500% 09/02/97 ...................               60,000           60,000,000
                                                                  --------------
     TOTAL TIME DEPOSITS
       (Cost $305,100,000) ...........                               305,100,000
                                                                  --------------
TOTAL INVESTMENTS AT VALUE--99.7%
   (Cost $2,691,010,394*) ............                             2,691,010,394
OTHER ASSETS IN EXCESS OF
   LIABILITIES--0.3% .................                                 9,015,235
                                                                  --------------

NET ASSETS (Applicable to
   1,392,910,207 Bedford shares,
   242,215 Cash Preservation shares,
   736,852,298 Janney Montgomery
   Scott shares, 570,031,293
   Sansom Street shares
   and 800 other shares)--100.0% .....                            $2,700,025,629
                                                                  ==============
NET ASSET VALUE, Offering and
   Redemption Price Per Share
   ($2,700,025,629 (DIVIDE)
   2,700,036,813) ....................                                     $1.00
                                                                           =====
*  Also cost for Federal income tax purposes.
(DAGGER) Variable Rate Obligations -- The interest rate shown is the rate as of August 31, 1997 and the maturity date shown is the longer of the next interest rate readjustment date or the date the principal amount shown can be recovered through demand.
(DOUBLE  DAGGER)  Put  Bonds  --  Maturity  date is put  date.

INVESTMENT ABBREVIATIONS
VRDN ............................................... Variable Rate Demand Note
LOC ......................................................... Letter of Credit
IDR ........................................... Industrial Development Revenue
TARN ......................................... Taxable Adjustable Revenue Note

                 See Accompanying Notes to Financial Statements.

                               THE BEDFORD FAMILY
                               THE RBB FUND, INC.
                        MUNICIPAL MONEY MARKET PORTFOLIO
                             STATEMENT OF NET ASSETS
                                 AUGUST 31, 1997

                                                         PAR
                                                        (000)           VALUE
                                                      --------      ------------
MUNICIPAL BONDS--99.5%
ALABAMA--1.0%
Montgomery Special Care Facilities
   Financing Authority RB DN 1985
   Series A(DAGGER)
   3.350% 09/07/97 .........................           $ 2,570       $ 2,570,000
Montgomery Special Care Facilities
   Financing Authority RB DN 1985
   Series G(DAGGER)
   3.350% 09/07/97 .........................             1,075         1,075,000
Montgomery Special Care Facilities
   Hospital Authority RB DN 1985
   Series D(DAGGER)
   3.350% 09/07/97 .........................             1,000         1,000,000
                                                                     -----------
                                                                       4,645,000
                                                                     -----------
ALASKA--1.3%
Alaska Export and IDA RB
   Series 1984-5 DN(DAGGER)
   3.350% 09/07/97 .........................             1,990         1,990,000
Valdez Marine Terminal TECP (ARCO
   Transportation Alaska, Inc. Project)
   3.750% 09/08/97 .........................             4,300         4,300,000
                                                                     -----------
                                                                       6,290,000
                                                                     -----------
ARIZONA--1.1%
Maricopa County PCR RB Arizona
   Public Service Co. DN(DAGGER)
   3.700% 09/01/97 .........................             2,000         2,000,000
Pima County IDA (Tuscon Electric
   Power Co. Project) Series 1983A
   DN(DAGGER)
   3.350% 09/07/97 .........................             3,500         3,500,000
                                                                     -----------
                                                                       5,500,000
                                                                     -----------
CALIFORNIA--8.6%
California Higher Education Student
   Loan RB DN Series D-2(DAGGER)
   4.000% 07/01/98 .........................             4,000         4,000,000
Los Angeles County Series A TAN
   4.500% 06/30/98 .........................            28,000        28,144,960

                                                        PAR
                                                       (000)            VALUE
                                                     --------       ------------
CALIFORNIA--(CONTINUED)
Oakland CTFS Partnership Capital
   Equipment Project DN(DAGGER)
   3.300% 09/07/97 .......................            $ 9,800        $ 9,800,000
                                                                     -----------
                                                                      41,944,960
                                                                     -----------
COLORADO--1.5%
Moffat County PCR RB DN(DAGGER)
   3.300% 09/07/97 .......................              2,400          2,400,000
Colorado State General Fund TRAN
   Series A
   4.500% 06/26/98 .......................              5,000          5,025,537
                                                                     -----------
                                                                       7,425,537
                                                                     -----------
CONNECTICUT--0.6%
Connecticut Special Assessment
   Unemployment Compensation
   Advance Fund (Connecticut
   Unemployment Project)
   Series 1993 C MB
   3.900% 07/01/98(DOUBLE DAGGER) ........              3,000          3,000,000
                                                                     -----------
DELAWARE--0.6%
The Delaware Economic Development
   Authority Gas Facilities (Delmarva
   Power & Light Project)
   Series 1993 C RB DN(DAGGER)
   3.350% 09/07/97 .......................              3,000          3,000,000
                                                                     -----------
FLORIDA--1.5%
Florida State Housing Finance Agency
   RB for Carlton Project DN,
   Series E(DAGGER)
   3.300% 09/07/97 .......................              1,500          1,500,000
Miami Health Facilities Authority DN
   (Jewish Home For The Aged
   Project)(DAGGER)
   3.400% 09/07/97 .......................              6,000          6,000,000
                                                                     -----------
                                                                       7,500,000
                                                                     -----------


                 See Accompanying Notes to Financial Statements.

                               THE BEDFORD FAMILY
                               THE RBB FUND, INC.
                        MUNICIPAL MONEY MARKET PORTFOLIO
                       STATEMENT OF NET ASSETS (CONTINUED)
                                 AUGUST 31, 1997

                                                         PAR
                                                        (000)           VALUE
                                                       --------      -----------
GEORGIA--4.4%
Brunswick and Glynn IDA Sewage
   Facility RB DN (Georgia-Pacific
   Corp. Project) Series 1996(DAGGER)
   3.500% 09/07/97 ...........................          $ 5,000      $ 5,000,000
Burke County PCR RB MB
   (Oglethorpe Power Company)(DOUBLE DAGGER)
   3.600% 12/01/97 ...........................            2,000        2,000,000
Carrollton Payroll Development
   Authority Certificates RAN(DAGGER)
   3.500% 09/07/97 ...........................            6,125        6,125,000
Forsyth County IDA RB (American
   Boa, Inc. Project) DN(DAGGER)
   3.400% 09/07/97 ...........................            3,000        3,000,000
Fulton County IDA RB DN
   (Charles J. Mackarich Project)(DAGGER)
   3.500% 09/07/97 ...........................            3,500        3,500,000
Winder-Barrow Industrial Building
   Authority DN (Georgia Barrow
   Property Project)(DAGGER)
   3.500% 09/07/97 ...........................            1,650        1,650,000
                                                                     -----------
                                                                      21,275,000
                                                                     -----------
HAWAII--0.7%
Hawaii Department of Budget and
   Finance MB(DOUBLE DAGGER)
   3.800% 09/09/97 ...........................            2,210        2,210,000
Hawaii Department of Budget and
   Finance TECP(DOUBLE DAGGER)
   3.750% 10/09/97 ...........................            1,000        1,000,000
                                                                     -----------
                                                                       3,210,000
                                                                     -----------
ILLINOIS--11.7%
Chicago O'Hare International Airport
   Special Facility RB DN(DAGGER)
   3.400% 09/07/97 ...........................            5,700        5,700,000
Illinois Development Finance
   Authority (CHS Acquisition Corp.
   Project) DN(DAGGER)
   3.650% 09/07/97 ...........................            5,035        5,035,000
Illinois Development Finance Authority
   Environmental Facilities RB DN
   (Citizens Utility Company, Project)(DAGGER)
   3.400% 09/07/97 ...........................            6,000        6,000,000

                                                          PAR
                                                         (000)          VALUE
                                                       --------      -----------
ILLINOIS--(CONTINUED)
Illinois Development Finance Authority
   PCR RB DN (Commonwealth
   Edison Co. Project)(DAGGER)
   3.350% 09/07/97 ...........................          $12,200      $12,200,000
Illinois Development Financing
   Authority PCR (Illinois Power Co.
   Project) Series 1987 D DN(DAGGER)
   3.500% 09/07/97 ...........................              900          900,000
Illinois Educational Facilities Authority
   RB (Field Museum of Natural
   History Project) Series 1985 DN(DAGGER)
   3.350% 09/07/97 ...........................            2,000        2,000,000
Illinois Educational Facilities Authority
   University Polled Financing DN(DAGGER)
   3.350% 09/07/97 ...........................            2,000        2,000,000
Illinois Health Facility Authority RB DN
   (Evanston Hospital Corp.)
   Series A(DOUBLE DAGGER)
   3.850% 10/15/97 ...........................            3,000        3,000,000
Illinois Housing Development Finance
   Authority RB DN (Homeownership
   Mortgage Bonds)(DOUBLE DAGGER)
   3.700% 12/18/97 ...........................            4,000        4,000,000
Illinois Health Facility Authority
   (Evanston Hospital Corp. Project)
   Series 1996 MB(DOUBLE DAGGER)
   3.900% 07/31/98 ...........................            5,000        5,000,000
Illinois, University Of, The Board of
   Trustees Health Services Facilities
   System RB DN
   (A-1+, VMIG-1)(DAGGER)
   3.300% 09/07/97 ...........................            7,600        7,600,000
Mundelein Industrial RB 1200 Town
   Line Road DN(DAGGER)
   3.350% 09/07/97 ...........................            1,000        1,000,000
Village of Oak Forest DN (Homewood
   Pool)
   3.350% 09/07/97 ...........................            2,600        2,600,000
                                                                     -----------
                                                                      57,035,000
                                                                     -----------


                 See Accompanying Notes to Financial Statements.

                               THE BEDFORD FAMILY
                               THE RBB FUND, INC.
                        MUNICIPAL MONEY MARKET PORTFOLIO
                       STATEMENT OF NET ASSETS (CONTINUED)
                                 AUGUST 31, 1997

                                                       PAR
                                                      (000)             VALUE
                                                     --------        -----------
INDIANA--8.2%
Bremen IDA RB Series 1996 A
   (Universal Bearings, Inc. Project
   Private Placement) DN(DAGGER)
   3.750% 09/07/97 .......................            $ 5,000        $ 5,000,000
Indiana Development Finance
   Authority IDA RB DN (Enterprise
   Center I Project)(DAGGER)
   3.650% 09/07/97 .......................              2,900          2,900,000
Indiana Development Finance
   Authority IDA RB DN (Enterprise
   Center II Project)(DAGGER)
   3.650% 09/07/97 .......................              5,000          5,000,000
Indiana Development Finance
   Authority IDA RB DN (Enterprise
   Center III Project)(DAGGER)
   3.650% 09/07/97 .......................              4,500          4,500,000
Indiana Development Finance
   Authority IDA RB DN (Enterprise
   Center IV Project)(DAGGER)
   3.650% 09/07/97 .......................              2,600          2,600,000
Indiana Development Finance
   Authority IDA RB DN (Enterprise
   Center VI Project)(DAGGER)
   3.650% 09/07/97 .......................              4,900          4,900,000
La Porte County Economic
   Development RB DN (Pedcor
   Investments - Woodland
   Crossing)(DAGGER)
   3.450% 09/07/97 .......................              2,000          2,000,000
Orleans Economic Development
   (Almana Limited Liability Co.
   Project) Series 1995 DN(DAGGER)
   3.500% 09/07/97 .......................              5,200          5,200,000
Portage Economic Development
   RB DN (Breckenridge Apartments
   Project)(DAGGER)
   3.550% 09/07/97 .......................              4,650          4,650,000
Tippecanoe County DN(DAGGER)
   3.600% 09/07/97 .......................              3,000          3,000,000
                                                                     -----------
                                                                      39,750,000
                                                                     -----------
                                                         PAR
                                                        (000)           VALUE
                                                       --------      -----------
IOWA--1.4%
Iowa Finance Authority IDA RB DN
   (Dixie Bedding Co. Project)
   Series 1995(DAGGER)
   3.500% 09/07/97 ...........................         $  3,000      $ 3,000,000
Iowa Finance Authority IDA RB DN
   (Sauer-Sundstrand Co. Project)(DAGGER)
   3.450% 09/07/97 ...........................            4,000        4,000,000
                                                                     -----------
                                                                       7,000,000
                                                                     -----------
KANSAS--2.8%
Burlington PCR RB DN (Kansas City
   Power & Light) Series 1985B(DAGGER)
   3.900% 10/10/97 ...........................            5,900        5,900,000
Lawrence County Project IDA RB DN
   Series A(DOUBLE DAGGER)
   3.500% 09/04/97 ...........................            2,125        2,125,000
Shawnee IDA RB DN (Thrall
   Enterprises, Inc. Project)(DAGGER)
   3.650% 09/07/97 ...........................            5,400        5,400,000
                                                                     -----------
                                                                      13,425,000
                                                                     -----------
KENTUCKY--3.2%
Hopkinsville IDA RB (Douglas
   Autotech Corp. Project)
   Series 1995 DN(DAGGER)
   3.650% 09/07/97 ...........................            7,700        7,700,000
Maysville Solid Waste Disposal
   Facilities RB (Inland Container Corp.
   Project) Series 1992 MB(DOUBLE DAGGER)
   3.900% 09/12/97 ...........................            2,800        2,800,000
   4.000% 01/23/98 ...........................            5,000        5,000,000
                                                                     -----------
                                                                      15,500,000
                                                                     -----------
LOUISIANA--1.3%
East Baton Rouge (Resource Recovery
   Improvements Parish Pacific Corp.
   Project) DN(DAGGER)
   3.700% 09/07/97 ...........................            6,500        6,500,000
                                                                     -----------


                 See Accompanying Notes to Financial Statements.

                               THE BEDFORD FAMILY
                               THE RBB FUND, INC.
                        MUNICIPAL MONEY MARKET PORTFOLIO
                       STATEMENT OF NET ASSETS (CONTINUED)
                                 AUGUST 31, 1997

                                                         PAR
                                                        (000)           VALUE
                                                       --------      -----------
MARYLAND--3.6%
Howard County Bluffs at Clary's Forest
   Apartment Facility Series 1995 DN(DAGGER)
   3.550% 09/07/97 ...........................          $ 5,735      $ 5,735,000
Maryland State Health & Higher
   Education Authority Doctors
   Community Hospital Issue DN(DAGGER)
   3.490% 09/07/97 ...........................            7,800        7,800,000
University of Maryland RB Equipment
   Loan Program Series A DN(DAGGER)
   3.300% 09/07/97 ...........................            3,900        3,900,000
                                                                     -----------
                                                                      17,435,000
                                                                     -----------
MASSACHUSETTS--0.4%
Massachusetts Health and Education
   Facility Authority Capital Asset
   Program DN(DAGGER)
   3.100% 09/07/97 ...........................            2,100        2,100,000
                                                                     -----------
MICHIGAN--0.7%
Michigan Strategic Fund Limited
   Obligation RB DN(DAGGER)
   3.500% 09/07/97 ...........................            1,500        1,500,000
Wayne County Charter Airport RB DN
   Series B
   3.400% 09/07/97 ...........................            2,000        2,000,000
                                                                     -----------
                                                                       3,500,000
                                                                     -----------
MISSOURI--3.6%
Berkeley IDA RB DN (St. Louis Air
   Cargo Services, Inc. Project)(DAGGER)
   3.600% 09/07/97 ...........................            5,225        5,225,000
Health and Education Facility Authority
   DN (Washington University)(DAGGER)
   3.350% 09/07/97 ...........................            4,000        4,000,000
Kansas City IDA Facility RB (K.C. Air
   Cargo Services, Inc. Project) DN(DAGGER)
   3.600% 09/07/97 ...........................            7,500        7,500,000
Kansas City IDA RB (Mid-America
   Health Services, Inc. Project)
   Series 1984 DN(DAGGER)
   3.500% 09/07/97 ...........................            1,100        1,100,000
                                                                     -----------
                                                                      17,825,000
                                                                     -----------
                                                        PAR
                                                       (000)            VALUE
                                                      -------        -----------
NEBRASKA--0.8%
Lancaster (Sun-Husker Foods, Inc.
   Project) DN(DAGGER)
   3.650% 09/07/97 .......................            $ 3,800        $ 3,800,000
                                                                     -----------
NEVADA--1.1%
Clark County Airport System
   Subordinate Lien RB DN
   Series 1995 A-1(DAGGER)
   3.250% 09/07/97 .......................              4,425          4,425,000
Clark County Airport System
   Subordinate Lien RB DN
   Series 1995 A-2(DAGGER)
   3.450% 09/07/97 .......................                880            880,000
                                                                     -----------
                                                                       5,305,000
                                                                     -----------
NEW HAMPSHIRE--2.9%
New Hampshire Housing Finance
   Authority  Multifamily RB
   (Countryside Project) DN(DAGGER)
   3.350% 09/07/97 .......................             14,405         14,405,000
                                                                     -----------
NEW YORK--0.5%
Triborough Bridge and Tunnel
   Authority DN(DAGGER)
   3.150% 09/07/97 .......................              2,300          2,300,000
                                                                     -----------
NORTH CAROLINA--5.9%
Charlotte Airport Refunding RB
   Series 1997A DN(DAGGER)
   3.350% 09/07/97 .......................              4,000          4,000,000
Mecklenburg County G.O.
   Series 1996C DN(DAGGER)
   3.300% 09/07/97 .......................              6,000          6,000,000
Mecklenburg County IDA and PCR
   (Edgecomb Metals Co. Project)
   Series 1984 DN(DAGGER)
   3.350% 09/07/97 .......................              3,800          3,800,000
North Carolina Health Care DN
   Series 1985(DAGGER)
   3.550% 09/07/97 .......................              1,100          1,100,000
North Carolina Medical Care
   Commission (Moses H. Cone
   Memorial Hospital Project)
   Series 1995 DN(DAGGER)
   3.350% 09/07/97 .......................              4,600          4,600,000

                 See Accompanying Notes to Financial Statements.

                               THE BEDFORD FAMILY
                               THE RBB FUND, INC.
                        MUNICIPAL MONEY MARKET PORTFOLIO
                       STATEMENT OF NET ASSETS (CONTINUED)
                                 AUGUST 31, 1997

                                                        PAR
                                                       (000)           VALUE
                                                      --------       -----------
NORTH CAROLINA--(CONTINUED)
North Carolina Medical Care
   Community Hospital Lincoln Health
   System DN(DAGGER)
   3.400% 09/07/97 .........................           $ 4,500       $ 4,500,000
Wake County Industrial Facility
   PCR DN (Carolina Power &
   Light Co.) Series B(DAGGER)
   3.450% 09/07/97 .........................             3,900         3,900,000
Wake County Industrial Facility
   PCR DN (Carolina Power &
   Light Co.) Series C(DAGGER)
   3.450% 09/07/97 .........................               700           700,000
                                                                     -----------
                                                                      28,600,000
                                                                     -----------
OHIO--2.9%
Franklin County Hospital Facilities
   Refunding and Improvement
   RB DN (U.S. Health Corp. of
   Columbus(DAGGER)
   3.350% 09/07/97 .........................             1,900         1,900,000
Green County G.O. BAN
   4.000% 03/26/98 .........................             3,700         3,703,981
   4.500% 05/07/98 .........................             5,000         5,014,676
Mahoning County DN (Youngstown
   Iron & Metal Inc. Project)(DAGGER)
   3.550% 09/07/97 .........................             2,140         2,140,000
Scioto County VHA Central Inc.
   (Hospital Improvements Project)
   Series D DN(DAGGER)
   3.350% 09/07/97 .........................             1,655         1,655,000
                                                                     -----------
                                                                      14,413,657
                                                                     -----------
OKLAHOMA--0.4%
Oklahoma Development Finance
   Authority (Shawnee Funding Limited)
   DN(DAGGER)
   3.500% 09/07/97 .........................             2,000         2,000,000
                                                                     -----------
PENNSYLVANIA--2.3%
Allegheny County PCR TECP Kansas
   City Power and Light
   3.900% 10/10/97 .........................             2,100         2,100,000

                                                         PAR
                                                        (000)           VALUE
                                                       --------      -----------
PENNSYLVANIA--(CONTINUED)
Bedford County IDA RB (Sepa, Inc.
   Facility Project) Series 1985 DN(DAGGER)
   3.600% 09/07/97 ...........................         $  2,000      $ 2,000,000
Sayre Health Care Facilities Authority
   RB (VHA Capital Financing Project)
   Series 1985F DN(DAGGER)
   3.300% 09/07/97 ...........................            2,200        2,200,000
Sayre Health Care Facility Authority
   (VHA Capital Financing Project)
   Series 1985 I DN(DAGGER)
   3.300% 09/07/97 ...........................              300          300,000
Washington County Authority
   Lease Series 1985 DN(DAGGER)
   3.300% 09/07/97 ...........................            4,600        4,600,000
                                                                     -----------
                                                                      11,200,000
                                                                     -----------
SOUTH DAKOTA--0.1%
Lawrence County  PCR RB (Homestate
   Mining Company Project)
   Series 1983 DN(DAGGER)
   3.550% 09/07/97 ...........................              600          600,000
                                                                     -----------
TENNESSEE--3.9%
Clarksville Public Building Authority
   of Adjustable Rate Pooled Financing
   RB MB (Tennessee Municipal Bond
   Fund)(DOUBLE DAGGER)
   3.400% 09/07/97 ...........................            4,800        4,800,000
Memphis General Improvement
   Refunding RB DN(DAGGER)
   3.350% 09/07/97 ...........................            1,800        1,800,000
Metropolitan Nashville Airport
   Improvement DN(DAGGER)
   3.350% 09/07/97 ...........................            2,770        2,770,000
Montgomery County Public Building
   Authority Loan Pool G.O. DN(DAGGER)
   3.400% 09/07/97 ...........................            2,400        2,400,000
Oak Ridge Solid Waste Disposal
   Facility MB Series 1996 M4
   (Environmental Project)(DOUBLE DAGGER)
   3.500% 09/07/97 ...........................            5,100        5,100,000


                 See Accompanying Notes to Financial Statements.

                               THE BEDFORD FAMILY
                               THE RBB FUND, INC.
                        MUNICIPAL MONEY MARKET PORTFOLIO
                       STATEMENT OF NET ASSETS (CONTINUED)
                                 AUGUST 31, 1997

                                                           PAR
                                                          (000)         VALUE
                                                         --------    -----------
TENNESSEE--(CONTINUED)
Tennessee Housing Development
   Authority (Single Family Program)
   MB (Escrowed In U.S. Treasuries)(DOUBLE DAGGER)
   3.750% 02/19/98 ...............................        $ 2,000    $ 2,000,000
                                                                     -----------
                                                                      18,870,000
                                                                     -----------
TEXAS--5.2%
Denton IDA DN Hartzell Manufacturing
   Inc Project(DAGGER)
   3.650% 09/07/97 ...............................          1,300      1,300,000
Mckinney City IDA RB DN (Delta
   Dailyfood Texas Inc., Project)(DAGGER)
   3.500% 09/07/97 ...............................          7,500      7,500,000
South Texas Higher Education
   Authority Student Loan RB DN(DAGGER)
   3.350% 09/07/97 ...............................         16,700     16,700,000
                                                                     -----------
                                                                      25,500,000
                                                                     -----------
UTAH--5.8%
Intermountain Power Authority
   Supply Series 1985 F MB(DOUBLE DAGGER)
   3.500% 09/15/97 ...............................          3,500      3,500,000
Salt Lake Airport RB DN(DAGGER)
   3.300% 09/07/97 ...............................            900        900,000
Salt Lake City Flexible Rate RB DN
   (Pooled Hospital Financing Program)(DAGGER)
   3.300% 09/07/97 ...............................            800        800,000
Utah County Environmental
   Improvement RB DN (USX Corp.
   Project)(DAGGER)
   3.750% 01/15/98 ...............................          4,200      4,200,000
Utah State G.O. Highway TECP Notes
   Series 97B
   3.800% 10/07/97 ...............................         11,000     11,000,000
Utah University Auxiliary and Campus
   Facilities Series 97 A RB DN(DAGGER)
   3.450% 09/07/97 ...............................          8,000      8,000,000
                                                                     -----------
                                                                      28,400,000
                                                                     -----------
VIRGINIA--5.4%
Capital Region Airport Commission
   (Richmond International Airport
   Project) Series 1995 C DN(DAGGER)
   3.400% 09/07/97 ...............................          4,400      4,400,000

                                                           PAR
                                                          (000)         VALUE
                                                         --------    -----------
VIRGINIA--(CONTINUED)
Culpepper IDA Residential Care
   Facility RB DN(DAGGER)
   3.400% 09/07/97 ...............................        $ 1,470    $ 1,470,000
Louisa County IDA Pooled Financing
   Series 1995 DN(DAGGER)
   3.400% 09/07/97 ...............................          1,000      1,000,000
Lynchburg IDA Hospital Facilities
   (Mid-Atlantic States Capital Asset
   Finance Project) Series 1985 G DN
   3.350% 09/07/97 ...............................          2,800      2,800,000
Lynchburg IDA Hospital Facilities RB
   (VHA Mid-Atlantic States Capital
   Asset Finance Program)
   Series 1985B DN(DAGGER)
   3.350% 09/07/97 ...............................          1,200      1,200,000
Metropolitan Washington D.C.
   Airports Authority Passenger
   Facility TECP
   3.700% 09/26/97 ...............................          2,000      2,000,000
Peninsula Ports IDA RB (Allied Signal,
   Inc. Project) Series 1993 (Allied
   Signal Corp. Obligation) DN(DAGGER)
   3.500% 09/07/97 ...............................          1,000      1,000,000
Roanoke City IDA Refunding Bonds
   DN (Cooper Industries, Inc. Project)(DAGGER)
   3.500% 09/07/97 ...............................         10,000     10,000,000
Roanoke IDA Hospital RB (Carillon
   Health System Project)
   Series 1995D DN(DAGGER)
   3.250% 09/07/97 ...............................          2,500      2,500,000
                                                                     -----------
                                                                      26,370,000
                                                                     -----------
WASHINGTON--0.4%
Washington G.O. Bonds DN(DAGGER)
   3.250% 09/07/97 ...............................          2,100      2,100,000
                                                                     -----------
WEST VIRGINIA--0.7%
Marshall County IDA (US/Canada
   Project) DN(DAGGER)
   3.500% 09/07/97 ...............................          3,500      3,500,000
                                                                     -----------

                 See Accompanying Notes to Financial Statements.

                               THE BEDFORD FAMILY
                               THE RBB FUND, INC.
                        MUNICIPAL MONEY MARKET PORTFOLIO
                       STATEMENT OF NET ASSETS (CONCLUDED)
                                 AUGUST 31, 1997

                                                       PAR
                                                      (000)             VALUE
                                                     --------        -----------
WISCONSIN--2.6%
Wisconsin University Hospitals and
   Clinics Authority RB
   Series 1997 DN(DAGGER)
   3.300% 09/07/97 .......................            $12,500       $ 12,500,000
                                                                    ------------
WYOMING--0.4%
Lincoln County PCR RB DN (Pacificorp
   Project)(DAGGER)
   3.700% 09/07/97 .......................              1,900          1,900,000
                                                                    ------------
TOTAL INVESTMENTS AT VALUE--99.5%
   (Cost $485,624,154*) ..................                           485,624,154
OTHER ASSETS IN EXCESS
   OF LIABILITIES--0.5% ..................                             2,421,661
                                                                    ------------

NET ASSETS  (Applicable  to
   213,100,752 Bedford shares,
   166,093,827 Bradford shares
   96,943 Cash Preservation shares
   108,825,135 Janney Montgomery Scott
   shares, and 800 other shares)--100.0% .                          $488,045,815
                                                                    ============
NET ASSET VALUE, Offering and
   redemption price per share
   ($488,045,815 (DIVIDE) 488,117,457) ...                                 $1.00
                                                                           =====
*  Also cost for Federal income tax purposes.
(DAGGER) Variable Rate Demand Notes -- The interest rate shown is the rate as of August 31, 1997 and the maturity shown is the longer of the next interest rate readjustment date or the date the principal amount shown can be recovered through demand.
(DOUBLE DAGGER) Put Bonds -- Maturity date is the put date.




INVESTMENT ABBREVIATIONS
BAN ..................................................... Bond Anticipation Note
DN ................................................................. Demand Note
GO ......................................................... General Obligations
LOC ........................................................... Letter of Credit
IDA ........................................... Industrial Development Authority
MB .............................................................. Municipal Bond
PCR .................................................. Pollution Control Revenue
RAN .................................................. Revenue Anticipation Note
RAW .............................................. Revenue Anticipation Warrants
RB ................................................................ Revenue Bond
TAN ...................................................... Tax Anticipation Note
TECP ............................................... Tax Exempt Commercial Paper
TRAN ......................................... Tax and Revenue Anticipation Note

                 See Accompanying Notes to Financial Statements.

                               THE BEDFORD FAMILY
                               THE RBB FUND, INC.
                  GOVERNMENT OBLIGATIONS MONEY MARKET PORTFOLIO
                             STATEMENT OF NET ASSETS
                                 AUGUST 31, 1997

                                                           PAR
                                                          (000)         VALUE
                                                         --------   ------------
AGENCY OBLIGATIONS--59.0%
FEDERAL FARM CREDIT BANK--1.6%
   5.510% 01/02/98 ...............................        $10,000   $  9,994,144
                                                                    ------------
FEDERAL HOME LOAN BANK--3.4%
   6.080% 04/16/98 ...............................         21,000     21,006,876
                                                                    ------------
FEDERAL HOME LOAN MORTGAGE CORPORATION--25.9%
   5.500% 09/02/97 ...............................         45,000     44,993,125
   5.400% 09/11/97 ...............................          8,030      8,017,955
   5.410% 09/11/97 ...............................         26,970     26,929,470
   5.430% 09/22/97 ...............................         50,000     49,841,625
   5.520% 11/06/97 ...............................          9,000      8,998,537
   5.713% 03/13/98 ...............................         20,000     19,987,681
                                                                    ------------
                                                                     158,768,393
                                                                    ------------
FEDERAL NATIONAL MORTGAGE ASSOCIATION--20.8%
   5.350% 09/02/97 ...............................         10,000     10,000,000
   6.020% 09/05/97 ...............................          3,000      3,000,143
   5.463% 09/12/97 ...............................         10,000      9,999,876
   5.465% 09/30/97 ...............................         10,000      9,998,262
   5.440% 12/15/97 ...............................         30,000     29,524,000
   5.600% 01/16/98 ...............................         10,000      9,995,684
   5.710% 03/18/98 ...............................         25,000     24,996,101
   5.890% 05/21/98 ...............................         10,000     10,007,684
   5.840% 06/18/98 ...............................         20,000     19,994,844
                                                                    ------------
                                                                     127,516,594
                                                                    ------------
STUDENT LOAN MARKETING ASSOCIATION(DAGGER) --6.3%
   5.440% 09/02/97 ...............................         20,000     19,998,165
   5.450% 09/02/97 ...............................          9,000      8,999,371
   5.460% 09/02/97 ...............................          5,000      5,000,000
   5.470% 09/02/97 ...............................          5,000      4,999,934
                                                                    ------------
                                                                      38,997,470
                                                                    ------------
WORLD BANK DISCOUNT NOTES--1.0%
   5.410% 09/23/97 ...............................          6,100      6,079,833
                                                                    ------------
     TOTAL AGENCY OBLIGATIONS
       (Cost $362,363,310) .......................                   362,363,310
                                                                    ------------

                                                         PAR
                                                        (000)           VALUE
                                                       --------      -----------
REPURCHASE AGREEMENTS--40.7%
Donaldson,  Lufkin & Jenrette
   (Agreement dated 08/29/97 to be
   repurchased at $100,362,688,
   collateralized by $108,750,000
   Federal Home Loan Mortgage
   Association 6.50% to 7.00%
   due 04/15/21 to 05/15/24.
   Market value of collateral is
   $103,313,588.)
   5.625% 09/02/97 ...............................     $ 100,300   $ 100,300,000
Greenwich Capital Markets Inc.
   (Agreement dated 08/29/97 to be
   repurchased at $100,062,444,
   collateralized by $265,604,910
   Federal National Mortgage
   Association Strips Due 03/01/22 to
   07/01/27. Market value of collateral
   is $103,001,687.)
   5.620% 09/02/97 ...............................       100,000     100,000,000
Merrill Lynch
   (Agreement dated 08/29/97 to be
   repurchased at $50,030,722,
   collateralized by $172,262,022
   Federal National  Mortgage
   Association  Strips Due 02/01/23 to
   07/01/27. Market value of collateral
   is $51,500,518.)
   5.530% 10/17/97 ...............................        50,000      50,000,000
                                                                    ------------
     TOTAL REPURCHASE AGREEMENTS
       (Cost $250,300,000) .......................                   250,300,000
                                                                    ------------

                 See Accompanying Notes to Financial Statements.

                               THE BEDFORD FAMILY
                               THE RBB FUND, INC.
                  GOVERNMENT OBLIGATIONS MONEY MARKET PORTFOLIO
                       STATEMENT OF NET ASSETS (CONCLUDED)
                                 AUGUST 31, 1997

                                                                        VALUE
                                                                     -----------
TOTAL INVESTMENTS AT VALUE--99.7%
   (Cost $612,663,310*) ...............................             $612,663,310
OTHER ASSETS IN EXCESS
   OF LIABILITIES--0.3% ...............................                1,568,901
                                                                    ------------

NET ASSETS  (Applicable  to
   209,685,630  Bedford  shares,
   51,608,040  Bradford shares,
   352,951,307 Janney Montgomery
   Scott shares and 800
   other shares)--100.0% ..............................             $614,232,211
                                                                    ============
NET ASSET VALUE, Offering and
   redemption price per share
   ($614,232,211 (DIVIDE) 614,245,777) ................                    $1.00
                                                                           =====
*  Also cost for Federal income tax purposes.

(DAGGER) Variable Rate Obligations -- The interest rate is the rate as of August
     31, 1997 and the maturity date shown is the longer of the next interest readjustment date or the date the principal amount shown can be recovered through demand.

                 See Accompanying Notes to Financial Statements.

                               THE BEDFORD FAMILY
                               THE RBB FUND, INC.
                            STATEMENTS OF OPERATIONS
                       FOR THE YEAR ENDED AUGUST 31, 1997


                                                                                                GOVERNMENT
                                                                               MUNICIPAL       OBLIGATIONS
                                                            MONEY MARKET      MONEY MARKET     MONEY MARKET
                                                             PORTFOLIO         PORTFOLIO        PORTFOLIO
                                                            ------------      -----------      -----------
Investment Income
   Interest ...........................................     $137,348,046      $16,569,667      $31,972,074
                                                            ------------      -----------      -----------
Expenses
   Investment advisory fees ...........................        8,969,561        1,470,648        2,421,186
   Administration fees ................................               --          448,548               --
   Distribution fees ..................................       10,841,715        2,606,546        3,435,186
   Service organization fees ..........................          535,524               --               --
   Directors' fees ....................................           49,983            9,175           11,967
   Custodian fees .....................................          396,951           94,626          107,578
   Transfer agent fees ................................        3,318,408          143,001          535,142
   Legal fees .........................................          104,755           19,208           25,058
   Audit fees .........................................           59,877           10,991           14,286
   Registration fees ..................................          532,500          240,000          189,500
   Insurance fees .....................................           48,679            8,899           11,609
   Printing fees ......................................          489,378           71,800           83,824
   Miscellaneous fees .................................               --               --              475
                                                            ------------      -----------      -----------
                                                              25,347,331        5,123,442        6,835,811

   Less fees waived ...................................       (3,616,431)      (1,279,980)        (647,063)
   Less expense reimbursement by advisor ..............         (469,986)         (14,921)        (404,193)
                                                            ------------      -----------      -----------
        Total expenses ................................       21,260,914        3,828,541        5,784,555
                                                             ------------      -----------      -----------
   Net investment income ..............................      116,087,132       12,741,126       26,187,519
   Realized gain (loss) on investments ................           22,330           (3,917)          (1,291)
                                                            ------------      -----------      -----------
   Net increase in net assets resulting from operations     $116,109,462      $12,737,209      $26,186,228
                                                            ============      ===========      ===========

                 See Accompanying Notes to Financial Statements.

                               THE BEDFORD FAMILY
                               THE RBB FUND, INC.
                       STATEMENTS OF CHANGES IN NET ASSETS


                                                                                     MUNICIPAL MONEY
                                               MONEY MARKET PORTFOLIO                MARKET PORTFOLIO
                                         ---------------------------------   ---------------------------------
                                             FOR THE           FOR THE           FOR THE          FOR THE
                                            YEAR ENDED        YEAR ENDED        YEAR ENDED       YEAR ENDED
                                         AUGUST 31, 1997   AUGUST 31, 1996   AUGUST 31, 1997   AUGUST 31, 1996
                                         ---------------   ---------------   ---------------   ---------------
Increase (decrease) in net assets:
Operations:
  Net investment income ...............   $ 116,087,132     $ 100,027,983     $ 12,741,126       $ 12,196,171
  Net gain (loss) on
    investments .......................          22,330           (12,987)          (3,917)              (674)
                                         --------------    --------------     ------------       ------------
    Net increase in net assets
      resulting from operations .......      16,109,462       100,014,996       12,737,209         12,195,497
                                         --------------    --------------     ------------       ------------
Distributions to shareholders:
Dividends to shareholders
  from net investment income:
    Bedford shares ....................     (56,929,832)      (49,874,649)      (5,758,068)        (5,960,711)
    Bradford shares ...................              --                --       (4,148,194)        (3,611,114)
    Cash Preservation shares ..........         (10,852)          (10,092)          (2,492)            (3,746)
    Janney Montgomery Scott
      shares ..........................     (29,943,530)      (24,434,566)      (2,832,323)        (2,620,457)
    RBB shares ........................          (1,286)           (2,630)             (49)              (143)
    Sansom Street shares ..............     (29,201,632)      (25,706,046)              --                 --

Dividends to shareholders from
   net realized short-term gains:
    Bedford shares ....................              --                --               --                 --
    Bradford shares ...................              --                --               --                 --
    Janney Montgomery
      Scott shares ....................              --                --               --                 --
                                         --------------    --------------     ------------       ------------
      Total dividends
        to shareholders ...............    (116,087,132)     (100,027,983)     (12,741,126)       (12,196,171)
                                         --------------    --------------     ------------       ------------
Net capital share
  transactions ........................     504,179,861       374,464,737       67,161,386         (1,864,843)
                                         --------------    --------------     ------------       ------------
Total increase (decrease) in
   net assets .........................     504,202,191       374,451,750       67,157,469         (1,865,517)
Net Assets:
  Beginning of year ...................   2,195,823,438     1,821,371,688      420,888,346        422,753,863
                                         --------------    --------------     ------------       ------------
  End of year .........................  $2,700,025,629    $2,195,823,438     $488,045,815       $420,888,346
                                         ==============    ==============     ============       ============


                                                  GOVERNMENT OBLIGATIONS
                                                  MONEY MARKET PORTFOLIO
                                           ---------------------------------
                                              FOR THE           FOR THE
                                             YEAR ENDED        YEAR ENDED
                                           AUGUST 31, 1997   AUGUST 31, 1996
                                           ---------------   ---------------
Increase (decrease) in net assets:
Operations:
  Net investment income ...............      $ 26,187,519      $ 25,224,326
  Net gain (loss) on
     investments ......................            (1,291)          (10,995)
                                             ------------      ------------
  Net increase in net assets
    resulting from operations .........        26,186,228        25,213,331
                                             ------------      ------------
Distributions to shareholders:
Dividends to shareholders
  from net investment income:
    Bedford shares ....................        (9,057,728)       (8,829,111)
    Bradford shares ...................        (2,084,419)       (2,208,959)
    Cash Preservation shares ..........                --                --
    Janney Montgomery Scott
      shares ..........................       (15,045,372)      (14,186,256)
    RBB shares ........................                --                --
    Sansom Street shares ..............                --                --

Dividends to shareholders from
   net realized short-term gains:
    Bedford shares ....................                --           (12,697)
    Bradford shares ...................                --            (3,154)
    Janney Montgomery
      Scott shares ....................                --           (18,204)
                                             ------------      ------------
      Total dividends
        to shareholders ...............       (26,187,519)      (25,258,381)
                                             ------------      ------------
Net capital share
  transactions ........................        57,686,497        44,099,699
                                             ------------      ------------
Total increase in net assets ..........        57,685,206        44,054,649
Net Assets:
  Beginning of year ...................       556,547,005       512,492,356
                                             ------------      ------------
  End of year .........................      $614,232,211      $556,547,005
                                             ============      ============

                 See Accompanying Notes to Financial Statements.

                               THE BEDFORD FAMILY
                               THE RBB FUND, INC.
                            FINANCIAL HIGHLIGHTS (b)
                (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)


                                                              MONEY MARKET PORTFOLIO
                                          -------------------------------------------------------------
                                           FOR THE       FOR THE      FOR THE     FOR THE     FOR THE
                                            YEAR          YEAR         YEAR        YEAR        YEAR
                                            ENDED         ENDED        ENDED       ENDED       ENDED
                                          AUGUST 31,    AUGUST 31,   AUGUST 31,  AUGUST 31,  AUGUST 31,
                                             1997          1996         1995        1994        1993
                                          ----------    ----------   ----------  ----------  ----------
Net asset value, beginning of year .....  $     1.00    $     1.00    $   1.00    $   1.00    $   1.00
                                          ----------    ----------    --------    --------    --------
Income from investment operations:
  Net investment income ................      0.0462        0.0469      0.0486      0.0278      0.0243
                                          ----------    ----------    --------    --------    --------
      Total from investment
        operations .....................      0.0462        0.0469      0.0486      0.0278      0.0243
                                          ----------    ----------    --------    --------    --------
Less distributions
  Dividends (from net investment
    income) ............................     (0.0462)      (0.0469)    (0.0486)    (0.0278)    (0.0243)
                                          ----------    ----------    --------    --------    --------
      Total distributions ..............     (0.0462)      (0.0469)    (0.0486)    (0.0278)    (0.0243)
                                          ----------    ----------    --------    --------    --------
Net asset value, end of year ...........  $     1.00    $     1.00    $   1.00    $   1.00    $   1.00
                                          ==========    ==========    ========    ========    ========
Total Return ...........................       4.72%         4.79%       4.97%       2.81%       2.46%
Ratios /Supplemental Data
  Net assets, end of year (000) ........  $1,392,911    $1,109,334    $935,821    $710,737    $782,153
  Ratios of expenses to average
    net assets .........................      .97%(a)       .97%(a)     .96%(a)     .95%(a)     .95%(a)
  Ratios of net investment income to
    average net assets .................       4.62%         4.69%       4.86%       2.78%       2.43%


                                                      MUNICIPAL MONEY MARKET PORTFOLIO
                                           -----------------------------------------------------------
                                            FOR THE     FOR THE     FOR THE     FOR THE      FOR THE
                                             YEAR        YEAR        YEAR        YEAR         YEAR
                                             ENDED       ENDED       ENDED       ENDED        ENDED
                                           AUGUST 31,  AUGUST 31,  AUGUST 31,  AUGUST 31,   AUGUST 31,
                                              1997        1996        1995        1994         1993
                                           ----------  ----------  ----------  -----------  ----------
Net asset value, beginning of year .....    $   1.00    $   1.00    $   1.00    $   1.00    $   1.00
                                            --------    --------    --------    --------    --------
Income from investment operations:
  Net investment income ................      0.0285      0.0288      0.0297      0.0195      0.0195
                                            --------    --------    --------    --------    --------
      Total from investment
        operations .....................      0.0285      0.0288      0.0297      0.0195      0.0195
                                            --------    --------    --------    --------    --------
Less distributions
  Dividends (from net investment
    income) ............................     (0.0285)    (0.0288)    (0.0297)    (0.0195)    (0.0195)
                                            --------    --------    --------    --------    --------
      Total distributions ..............     (0.0285)    (0.0288)    (0.0297)    (0.0195)    (0.0195)
                                            --------    --------    --------    --------    --------
Net asset value, end of year ...........    $   1.00    $   1.00    $   1.00    $   1.00    $   1.00
                                            ========    ========    ========    ========    ========
Total Return ...........................       2.88%       2.92%       3.01%       1.97%       1.96%
Ratios /Supplemental Data
  Net assets, end of year (000) ........    $213,034    $201,940    $198,425    $182,480    $215,577
  Ratios of expenses to average
    net assets .........................      .85%(a)     .84%(a)     .82%(a)     .77%(a)     .77%(a)
  Ratios of net investment income to
    average net assets .................       2.85%       2.88%       2.97%       1.95%       1.95%

(a) Without the waiver of advisory and administration fees and without the reimbursement of certain operating expenses, the ratios of expenses to average net assets for the Money Market Portfolio would have been 1.12%, 1.14%, 1.17%, 1.16% and 1.19% for the years ended August 31, 1997, 1996,
     1995, 1994 and 1993, respectively. For the Municipal Money Market Portfolio, the ratios of expenses to average net assets would have been 1.14%, 1.12%, 1.14%, 1.12% and 1.16% for the years ended August 31, 1997,
     1996, 1995, 1994 and 1993, respectively.

(b) Financial Highlights relate solely to the Bedford Class of shares within each portfolio.

                 See Accompanying Notes to Financial Statements.

                               THE BEDFORD FAMILY
                               THE RBB FUND, INC.
                            FINANCIAL HIGHLIGHTS (b)
                (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)


                                                     GOVERNMENT OBLIGATIONS MONEY MARKET PORTFOLIO
                                          -------------------------------------------------------------
                                           FOR THE       FOR THE      FOR THE     FOR THE     FOR THE
                                            YEAR          YEAR         YEAR        YEAR        YEAR
                                            ENDED         ENDED        ENDED       ENDED       ENDED
                                          AUGUST 31,    AUGUST 31,   AUGUST 31,  AUGUST 31,  AUGUST 31,
                                             1997          1996         1995        1994        1993
                                          ----------    ----------   ----------  ----------  ----------
Net asset value, beginning of year .....   $   1.00      $   1.00     $   1.00    $   1.00    $   1.00
                                           --------      --------     --------    --------    --------
Income from investment operations:
  Net investment income ................     0.0449        0.0458       0.0475      0.0270      0.0231
                                           --------      --------     --------    --------    --------
      Total from investment
        operations .....................     0.0449        0.0458       0.0475      0.0270      0.0231
                                           --------      --------     --------    --------    --------
Less distributions
  Dividends (from net investment
    income) ............................    (0.0449)      (0.0458)     (0.0475)    (0.0270)    (0.0231)
                                           --------      --------     --------    --------    --------
      Total distributions ..............    (0.0449)      (0.0458)     (0.0475)    (0.0270)    (0.0231)
                                           --------      --------     --------    --------    --------
Net asset value, end of year ...........   $   1.00      $   1.00     $   1.00    $   1.00    $   1.00
                                           ========      ========     ========    ========    ========
Total Return ...........................      4.59%         4.68%        4.86%       2.73%       2.33%
Ratios /Supplemental Data
  Net assets, end of year (000) ........   $209,715      $192,599     $163,398    $166,418    $213,741
  Ratios of expenses to average
    net assets .........................    .975%(a)      .975%(a)     .975%(a)    .975%(a)    .975%(a)
  Ratios of net investment income to
    average net assets .................      4.49%         4.58%        4.75%       2.70%       2.31%

(a) Without the waiver of advisory, distribution and administration fees and without the reimbursement of certain operating expenses, the ratios of expenses to average net assets for the Government Obligations Money Market Portfolio would have been 1.09%, 1.10%, 1.13%, 1.17% and 1.18% for the years ended August 31, 1997, 1996, 1995, 1994 and 1993, respectively.

(b) Financial Highlights relate solely to the Bedford Class of shares within each portfolio.

                 See Accompanying Notes to Financial Statements.

                               THE BEDFORD FAMILY
                               THE RBB FUND, INC.
                          NOTES TO FINANCIAL STATEMENTS
                                 AUGUST 31, 1997



NOTE 1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

     The RBB Fund, Inc. (the "Fund") is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Fund was incorporated in Maryland on February 29, 1988.

     The Fund has authorized capital of thirty billion shares of common stock of which 13.67 billion shares are currently classified into seventy-nine classes. Each class represents an interest in one of twenty investment portfolios of the Fund. The classes have been grouped into sixteen separate "families," nine of which have begun investment operations: the RBB Family, the BEA Family, the Sansom Street Family, the Bedford Family, the Cash Preservation Family, Janney Montgomery Scott Money Family, the n/i Family, the Boston Partners Family, and the Bradford Family. The Bedford Family represents interests in four portfolios, three of which are covered in this report.

              A) SECURITY VALUATION -- Portfolio securities are valued under the amortized cost method, which approximates current market value. Under this method, securities are valued at cost when purchased and thereafter a constant proportionate amortization of any discount or premium is recorded until maturity of the security. Regular review and monitoring of the valuation is performed in an attempt to avoid dilution or other unfair results to shareholders. The Fund seeks to maintain net asset value per share at $1.00 for these portfolios.

              B) SECURITY TRANSACTIONS AND INVESTMENT INCOME -- Security transactions are accounted for on the trade date. The cost of investments sold is determined by use of the specific identification method for both financial reporting and income tax purposes. Interest income is recorded on the accrual basis. Certain expenses, principally distribution, transfer agency and printing, are class specific expenses and vary by class. Expenses not directly attributable to a specific portfolio or class are allocated based on relative net assets of each portfolio and class, respectively.

              C) DISTRIBUTIONS TO SHAREHOLDERS -- Dividends from net investment income are declared daily and paid monthly. Any net realized capital gains will be distributed at least annually. Income distributions and capital gain distributions are determined in accordance with tax regulations which may differ from generally accepted accounting principles.

              D) FEDERAL INCOME TAXES -- No provision is made for Federal taxes as it is the Fund's intention to have each portfolio continue to qualify for and elect the tax treatment applicable to regulated investment companies under the Internal Revenue Code and make the requisite distributions to its shareholders which will be sufficient to relieve it from Federal income and excise taxes.

              E) REPURCHASE AGREEMENTS -- Money market instruments may be purchased subject to the seller's agreement to repurchase them at an agreed upon date and price. The seller will be required on a daily basis to maintain the value of the securities subject to the agreement at not less than the repurchase price. The agreements are conditioned upon the collateral being deposited under the Federal Reserve book-entry system or with the Fund's custodian or a third party sub-custodian.

              F) USE OF ESTIMATES -- The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

                               THE BEDFORD FAMILY
                               THE RBB FUND, INC.
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                                 AUGUST 31, 1997


NOTE 2. TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES

     Pursuant to Investment Advisory Agreements, PNC Institutional Management Corporation ("PIMC"), a wholly subsidiary of PNC Asset Management Group, Inc., which is in turn a wholly owned subsidiary of PNC Bank, National Association ("PNC Bank"), serves as investment advisor for the three portfolios described herein. PNC Bank serves as the sub-advisor for the Money Market, the Municipal Money Market and the Government Obligations Money Market Portfolios.

     For its advisory services, PIMC is entitled to receive the following fees, computed daily and payable monthly based on each of the three portfolio's average daily net assets:

                PORTFOLIO                                       ANNUAL RATE
     -------------------------------------      ---------------------------------------------
     Money Market and Government                .45% of first $250 million of net assets;
       Obligations Money Market Portfolios      .40% of next $250 million of net assets;
                                                .35% of net assets in excess of $500 million.

     Municipal Money Market Portfolio           .35% of first $250 million of net assets;
                                                .30% of next $250 million of net assets;
                                                .25% of net assets in excess of $500 million.

     PIMC may, at its discretion, voluntarily waive all or any portion of its advisory fee for these portfolios. For each class of shares within a respective portfolio, the net advisory fee charged to each class is the same on a relative basis. For the year ended August 31, 1997, advisory fees and waivers for the three investment portfolios were as follows:

                                                            GROSS                                            NET
                                                          ADVISORY                                        ADVISORY
                                                             FEE                    WAIVER                   FEE
                                                         ----------              ------------            ----------
     Money Market Portfolio                              $8,969,561              $(3,603,130)            $5,366,431
     Municipal Money Market Portfolio                     1,470,648               (1,269,553)               201,095
     Government Obligations Money Market Portfolio        2,421,186                 (647,063)             1,774,123

     The investment advisor has agreed to reimburse each portfolio for the amount, if any, by which the total operating and management expenses exceed the cap. For the year ended August 31, 1997, the reimbursed expenses were $469,986, $14,921 and $404,193 for the Money Market Portfolio, Municipal Money Market Portfolio and Government Obligations Money Market Portfolio, respectively.

     PNC Bank, as sub-advisor, receives a fee directly from PIMC, not the portfolios. In addition, PNC Bank serves as custodian for each of the Fund's portfolios. PFPC Inc. ("PFPC"), an indirect wholly owned subsidiary of PNC Bank Corp., serves as each class's transfer and dividend disbursing agent.

                               THE BEDFORD FAMILY
                               THE RBB FUND, INC.
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                                 AUGUST 31, 1997


NOTE 2. TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES (CONTINUED)

     PFPC may, at its discretion, voluntarily waive all or any portion of its transfer agency fee for any class of shares. For the year ended August 31, 1997, transfer agency fees and waivers for each class of shares within the three investment portfolios were as follows:

                                                                   GROSS                                        NET
                                                              TRANSFER AGENCY                             TRANSFER AGENCY
                                                                    FEE                 WAIVER                  FEE
                                                              ---------------          --------           ---------------
Money Market Portfolio
     Bedford Class                                              $1,790,000             $     --             $1,790,000
     Cash Preservation Class                                        10,311               (9,650)                   661
     Janney Montgomery Scott Class                               1,201,086                   --              1,201,086
     RBB Class                                                       3,750               (3,651)                    99
     Sansom Street Class                                           313,261                   --                313,261
                                                                ----------             --------             ----------
        Total Money Market Portfolio                            $3,318,408             $(13,301)            $3,305,107
                                                                ==========             ========             ==========
Municipal Money Market Portfolio
     Bedford Class                                              $  110,433             $     --             $  110,433
     Bradford Class                                                  7,350                   --                  7,350
     Cash Preservation Class                                         8,999               (8,682)                   317
     Janney Montgomery Scott Class                                  14,464                   --                 14,464
     RBB Class                                                       1,755               (1,745)                    10
                                                                ----------             --------             ----------
        Total Municipal Money Market Portfolio                  $  143,001             $(10,427)            $  132,574
                                                                ==========             ========             ==========
Government Obligations Money Market Portfolio
     Bedford Class                                              $   63,943             $     --             $   63,943
     Bradford Class                                                  1,475                   --                  1,475
     Janney Montgomery Scott Class                                 469,724                   --                469,724
                                                                ----------             --------             ----------
        Total Government Obligations Money Market Portfolio     $  535,142                   --             $  535,142
                                                                ==========             ========             ==========

     In addition, PFPC serves as administrator for the Municipal Money Market Portfolio. The administration fee is computed daily and payable monthly at an annual rate of .10% of the Portfolio's average daily assets. For the year ended August 31, 1997, the administration fee for the Municipal Money Market Portfolio was as follows:

                                                       ADMINISTRATION
                                                             FEE
                                                       --------------
           Municipal Money Market Portfolio                $448,548

                               THE BEDFORD FAMILY
                               THE RBB FUND, INC.
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                                 AUGUST 31, 1997


NOTE 2. TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES (CONTINUED)

     The Fund, on behalf of each class of shares within the three investment portfolios, has adopted Distribution Plans pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended, and has entered into Distribution Contracts with Counsellors Securities Inc. ("Counsellors"), which provide for each class to make monthly payments, based on average net assets, to Counsellors of up to .65% on an annualized basis for the Bedford, Bradford, Cash Preservation, Janney Montgomery Scott and RBB Classes and up to .20% on an annualized basis for the Sansom Street Class.

     For the year ended August 31, 1997, distribution fees for each class were as follows:

                                                                  DISTRIBUTION
                                                                       FEE
                                                                  ------------
    Money Market Portfolio
        Bedford Class                                              $ 6,570,719
        Cash Preservation Class                                            934
        Janney Montgomery Scott Class                                3,911,049
        RBB Class                                                          114
        Sansom Street Class                                            358,899
                                                                   -----------
            Total Money Market Portfolio                           $10,841,715
                                                                   ===========
    Municipal Money Market Portfolio
        Bedford Class                                              $ 1,131,857
        Bradford Class                                                 876,050
        Cash Preservation Class                                            366
        Janney Montgomery Scott Class                                  598,266
        RBB Class                                                            7
                                                                   -----------
            Total Municipal Money Market Portfolio                 $ 2,606,546
                                                                   ===========
    Government Obligations Money Market Portfolio
        Bedford Class                                              $ 1,136,708
        Bradford Class                                                 278,374
        Janney Montgomery Scott Class                                2,020,104
                                                                   -----------
            Total Government Obligations Money Market Portfolio    $ 3,435,186
                                                                   ===========

     The Fund has entered into service agreements with banks affiliated with PNC Bank who render support services to customers who are the beneficial owners of the Sansom Street Class in consideration of the payment of .10% of the daily net asset value of such shares. For the year ended August 31, 1997, service organization fees were $535,524 for the Money Market Portfolio.

     Expenses include legal fees paid to counsel to the company, a partner of which is secretary of the company.

     Expenses include Administrative and 12B-1 fees paid to Counsellors, Inc. whose secretary is also a director of the company.

                               THE BEDFORD FAMILY
                               THE RBB FUND, INC.
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                                 AUGUST 31, 1997


NOTE 3. CAPITAL SHARES

     Transactions in capital shares (at $1.00 per capital share) for each year were as follows:

                                                                      MUNICIPAL MONEY MARKET
                                  MONEY MARKET PORTFOLIO                    PORTFOLIO
                            ----------------------------------   ---------------------------------
                                 FOR THE           FOR THE           FOR THE           FOR THE
                               YEAR ENDED        YEAR ENDED        YEAR ENDED        YEAR ENDED
                             AUGUST 31, 1997   AUGUST 31, 1996   AUGUST 31, 1997   AUGUST 31, 1996
                            ----------------   ---------------   ---------------   ---------------
                                  VALUE             VALUE             VALUE             VALUE
                            ----------------   ---------------   ---------------   ---------------
Shares sold:
   Bedford Class             $ 4,513,203,668   $ 3,797,592,288   $ 1,075,834,153   $ 1,022,457,772
   Bradford Class                         --                --       586,482,906       479,401,891
   Cash Preservation Class           175,000           122,344            82,717           171,907
   Janney Montgomery
     Scott Class               3,087,651,502     2,359,936,867       406,706,164       408,374,271
   RBB Class                           4,744           584,206               200            69,480
   Sansom Street Class         1,965,226,666     2,191,596,362                --                --
Shares issued in
  reinvestment of dividends:
   Bedford Class                  55,886,643        49,290,088         5,696,659         5,847,767
   Bradford Class                         --                --         4,016,410         3,506,714
   Cash Preservation Class            10,748            10,084             2,358             3,515
   Janney Montgomery
     Scott Class                  29,670,134        24,077,173         2,820,771         2,602,869
   RBB Class                           1,361             2,625                53               143
   Sansom Street Class            20,645,930        18,389,361                --                --
Shares repurchased:
   Bedford Class              (4,285,531,838)   (3,673,362,904)   (1,070,439,669)   (1,024,790,222)
   Bradford Class                         --                --      (553,804,071)     (464,445,579)
   Cash Preservation Class          (145,893)         (165,733)         (103,897)         (220,929)
   Janney Montgomery
     Scott Class              (2,942,342,585)   (2,265,789,890)     (390,127,972)     (434,775,023)
   RBB Class                         (67,517)         (580,821)           (5,396)          (69,419)
   Sansom Street Class        (1,940,208,702)   (2,127,237,313)               --                --
                             ---------------   ---------------   ---------------   ---------------
Net increase (decrease)      $   504,179,861   $   374,464,737   $    67,161,386   $    (1,864,843)
                             ===============   ===============   ===============   ===============
Bedford Shares authorized      1,500,000,000     1,500,000,000       500,000,000       500,000,000
                             ===============   ===============   ===============   ===============

                               THE BEDFORD FAMILY
                               THE RBB FUND, INC.
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                                 AUGUST 31, 1997


NOTE 3. CAPITAL SHARES (CONTINUED)

                                   GOVERNMENT OBLIGATIONS
                                   MONEY MARKET PORTFOLIO
                              ---------------------------------
                                   FOR THE          FOR THE
                                 YEAR ENDED       YEAR ENDED
                              AUGUST 31, 1997   AUGUST 31, 1996
                              ---------------   ---------------
                                   VALUE             VALUE
                              ---------------   ---------------
Shares sold:
   Bedford Class              $   606,875,958   $   663,889,198
   Bradford Class                 171,813,924       180,761,217
   Janney Montgomery
     Scott Class                1,232,450,606     1,160,250,876
Shares issued in
  reinvestment of dividends:
   Bedford Class                    8,971,804         8,793,104
   Bradford Class                   2,002,758         2,158,629
   Janney Montgomery
     Scott Class                   14,958,191        14,080,097
Shares repurchased:
   Bedford Class                 (598,765,148)     (643,470,937)
   Bradford Class                (179,400,377)     (172,234,746)
   Janney Montgomery
     Scott Class               (1,201,221,219)   (1,170,127,739)
                              ---------------   ---------------
Net increase                  $    57,686,497   $    44,099,699
                              ===============   ===============
Bedford Shares authorized         500,000,000       500,000,000
                              ===============   ===============

NOTE 4. NET ASSETS

     At August 31, 1997, net assets consisted of the following:

                                                                                                 Government
                                                                           Municipal             Obligations
                                                    Money Market         Money Market           Money Market
                                                      Portfolio            Portfolio              Portfolio
                                                  --------------         ------------          ------------
Capital paid-in
   Bedford Class                                  $1,392,910,207         $213,100,752          $209,685,630
   Bradford Class                                             --          166,093,827            51,608,040
   Cash Preservation Class                               242,215               96,943                    --
   Janney Montgomery Scott Class                     736,852,298          108,825,135           352,951,307
   Sansom Street Class                               570,031,293                   --                    --
   Other Classes                                             800                  800                   800
Accumulated net realized gain (loss)
  on investments
   Bedford Class                                          (5,881)             (71,513)               (4,689)
   Bradford Class                                             --                 (994)               (1,369)
   Cash Preservation Class                                    (1)                   4                    --
   Janney Montgomery Scott Class                          (1,727)                 861                (7,508)
   Sansom Street Class                                    (3,575)                  --                    --
                                                  --------------         ------------          ------------
                                                  $2,700,025,629         $488,045,815          $614,232,211
                                                  ==============         ============          ============

                               THE BEDFORD FAMILY
                               THE RBB FUND, INC.
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                                 AUGUST 31, 1997


NOTE 5. CAPITAL LOSS CARRYOVERS

     At August 31, 1997, capital loss carryovers were available to offset future realized gains as follows: $11,184 in the Money Market Portfolio of which $11,184 expires in 2004; $71,642 in the Municipal Money Market Portfolio of which $55,760 expires in 1999, $444 expires in 2000, $1,058 expires in 2001, $9,789 expires in 2002, $674 expires in 2004, and $3,917 expires in 2005;
$13,566 in the Government Obligations Money Market Portfolio of which $12,275 expires in 2004, and $1,291 expires in 2005.

NOTE 6. OTHER FINANCIAL HIGHLIGHTS

     The Fund currently offers three other classes of shares representing interests in the Money Market Portfolio: Cash Preservation, Janney Montgomery Scott and Sansom Street. The Fund currently offers three other classes of shares representing interests in the Municipal Money Market Portfolio: Bradford, Cash Preservation and Janney Montgomery Scott. The Fund currently offers two other class of shares representing an interest in the Government Obligations Money Market Portfolio: Bradford and Janney Montgomery Scott. Each class is marketed to different types of investors. Financial Highlights of the Cash Preservation Class is not presented in this report due to its immateriality. Such information is available in the annual report of its respective family. The financial highlights of certain of the other classes are as follows:

BRADFORD GOVERNMENT OBLIGATIONS MONEY MARKET SHARES


                                                    FOR THE          FOR THE         FOR THE           FOR THE         FOR THE
                                                  YEAR ENDED       YEAR ENDED      YEAR ENDED        YEAR ENDED       YEAR ENDED
                                               AUGUST 31, 1997  AUGUST 31, 1996  AUGUST 31, 1995  AUGUST 31, 1994  AUGUST 31, 1993
                                               ---------------  ---------------  ---------------  ---------------  ---------------
   Net asset value, beginning of year .......  $          1.00  $          1.00  $          1.00   $         1.00  $          1.00
                                               ---------------  ---------------  ---------------  ---------------  ---------------
   Income from investment operations:
     Net investment income ..................           0.0449           0.0458           0.0475           0.0270           0.0231
                                               ---------------  ---------------  ---------------  ---------------  ---------------
         Total from investment operations ...           0.0449           0.0458           0.0475           0.0270           0.0231
                                               ---------------  ---------------  ---------------  ---------------  ---------------
   Less distributions
     Dividends (from net investment income)..          (0.0449)         (0.0458)         (0.0475)         (0.0270)         (0.0231)
                                               ---------------  ---------------  ---------------  ---------------  ---------------
         Total distributions ................          (0.0449)         (0.0458)         (0.0475)         (0.0270)         (0.0231)
                                               ---------------  ---------------  ---------------  ---------------  ---------------
   Net asset value, end of year .............  $          1.00  $          1.00  $          1.00  $          1.00  $          1.00
                                               ===============  ===============  ===============  ===============  ===============
   Total Return .............................            4.59%            4.68%            4.86%            2.73%            2.33%
   Ratios /Supplemental Data
     Net assets, end of year (000) ..........          $51,608          $57,190          $46,509          $39,732          $50,523
     Ratios of expenses to average net assets          .975%(a)         .975%(a)         .975%(a)         .975%(a)         .975%(a)
     Ratios of net investment income to
       average net assets ...................            4.49%            4.58%            4.75%            2.70%            2.31%


(a) Without the waiver of advisory fees and without the reimbursement of certain operating expenses, the ratios of expenses to average net assets would have been 1.09%, 1.10%, 1.13%, 1.18% and 1.18% for the years ended August 31, 1997, 1996, 1995, 1994 and 1993, respectively.

                               THE BEDFORD FAMILY
                               THE RBB FUND, INC.
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                                 AUGUST 31, 1997


NOTE 6. OTHER FINANCIAL HIGHLIGHTS (CONTINUED)
BRADFORD MUNICIPAL MONEY MARKET SHARES


                                                    FOR THE          FOR THE         FOR THE           FOR THE         FOR THE
                                                  YEAR ENDED       YEAR ENDED      YEAR ENDED        YEAR ENDED       YEAR ENDED
                                               AUGUST 31, 1997  AUGUST 31, 1996  AUGUST 31, 1995  AUGUST 31, 1994  AUGUST 31, 1993
                                               ---------------  ---------------  ---------------  ---------------  ---------------
   Net asset value, beginning of year ........ $          1.00  $          1.00  $          1.00  $          1.00  $          1.00
                                               ---------------  ---------------  ---------------  ---------------  ---------------
   Income from investment operations:
     Net investment income ...................          0.0285           0.0288           0.0297           0.0195           0.0195
                                               ---------------  ---------------  ---------------  ---------------  ---------------
       Total from investment operations ......          0.0285           0.0288           0.0297           0.0195           0.0195
                                               ---------------  ---------------  ---------------  ---------------  ---------------
   Less distributions
     Dividends (from net investment income) ..         (0.0285)         (0.0288)         (0.0297)         (0.0195)         (0.0195)
                                               ---------------  ---------------  ---------------  ---------------  ---------------
       Total distributions ...................         (0.0285)         (0.0288)         (0.0297)         (0.0195)         (0.0195)
                                               ---------------  ---------------  ---------------  ---------------  ---------------
   Net asset value, end of year .............. $          1.00  $          1.00  $          1.00  $          1.00  $          1.00
                                               ===============  ===============  ===============  ===============  ===============
   Total Return ..............................           2.88%            2.92%            3.01%            1.97%            1.96%
   Ratios /Supplemental Data
     Net assets, end of year (000) ...........        $166,089         $129,399         $110,936         $100,089          $76,975
     Ratios of expenses to average net assets           .85%(a)          .84%(a)          .82%(a)          .77%(a)          .77%(a)
     Ratios of net investment income to
       average net assets ....................           2.85%            2.88%            2.97%            1.95%            1.95%

(a) Without the waiver of advisory, transfer agency and administration fees and without the reimbursement of certain operating expenses, the ratio of expenses to average net assets would have been 1.14%, 1.12%, 1.14%, 1.11% and 1.16% for the years ended August 31, 1997, 1996, 1995, 1994 and 1993, respectively.

                               THE BEDFORD FAMILY
                               THE RBB FUND, INC.
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                                 AUGUST 31, 1997



NOTE 6. OTHER FINANCIAL HIGHLIGHTS (CONTINUED)

THE JANNEY MONTGOMERY SCOTT FAMILY

                                        MONEY MARKET PORTFOLIO                           MUNICIPAL MONEY MARKET PORTFOLIO
                         ----------------------------------------------------   ----------------------------------------------------
                                                              FOR THE PERIOD                                         FOR THE PERIOD
                             FOR THE          FOR THE         JUNE 12, 1995         FOR THE          FOR THE          JUNE 12, 1995
                              YEAR             YEAR           (COMMENCEMENT          YEAR             YEAR           (COMMENCEMENT
                              ENDED            ENDED        OF OPERATIONS) TO        ENDED            ENDED        OF OPERATIONS) TO
                         AUGUST 31, 1997  AUGUST 31, 1996    AUGUST 31, 1995    AUGUST 31, 1997  AUGUST 31, 1996    AUGUST 31, 1995
                         ---------------  ---------------   -----------------   ---------------  ---------------   -----------------
Net asset value,
  beginning of year ......  $   1.00         $   1.00            $   1.00           $   1.00         $  1.00             $  1.00
                            --------         --------            --------           --------         --------            -------
Income from investment
  operations:
  Net investment income ..    0.0459           0.0465              0.0112             0.0285           0.0278             0.0063
                            --------         --------            --------           --------         --------            -------
   Total from investment
     operations ..........    0.0459           0.0465              0.0112             0.0285           0.0278             0.0063
                            --------         --------            --------           --------         --------            -------
Less distributions
  Dividends (from net
    investment income) ...   (0.0459)         (0.0465)            (0.0112)           (0.0285)         (0.0278)           (0.0063)
                            --------         --------            --------           --------         --------            -------
   Total distributions ...   (0.0459)         (0.0465)            (0.0112)           (0.0285)         (0.0278)           (0.0063)
                            --------         --------            --------           --------         --------            -------
Net asset value,
  end of year ............  $   1.00         $   1.00            $   1.00           $   1.00         $   1.00           $   1.00
                            ========         ========            ========           ========         ========           ========
Total Return .............     4.69%            4.76%             5.30%(b)             2.89%            2.81%            2.87%(b)
Ratios /Supplemental Data
  Net assets, end of
    year (000) ...........  $736,855         $561,865            $443,645           $108,826          $89,428           $113,256
  Ratios of expenses to
    average net assets ...   1.00%(a)         1.00%(a)         1.00%(a)(b)           0.85%(a)         0.94%(a)        1.00%(a)(b)
  Ratios of net investment
    income to average
    net assets ...........     4.59%            4.65%             5.04%(b)             2.85%            2.78%            2.83%(b)

(a) Without the waiver of advisory, administration and transfer agency fees and without the reimbursement of certain operating expenses, the ratios of expenses to average net assets for the Money Market Portfolio would have been 1.22%, 1.23% and 1.23% for the years ended August 31, 1997, 1996 and 1995, respectively. For the Municipal Money Market Portfolio, the ratio of expenses to average net assets would have been 1.13%, 1.23% and 1.30% for the years ended August 31, 1997, 1996 and 1995, respectively.

(b)  Annualized.

                               THE BEDFORD FAMILY
                               THE RBB FUND, INC.
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                                 AUGUST 31, 1997



NOTE 6. OTHER FINANCIAL HIGHLIGHTS (CONTINUED)

THE JANNEY MONTGOMERY SCOTT FAMILY (CONTINUED)


                             GOVERNMENT OBLIGATIONS MONEY MARKET PORTFOLIO
                          ---------------------------------------------------
                                                             FOR THE PERIOD
                               FOR THE          FOR THE       JUNE 12, 1995
                                YEAR              YEAR       (COMMENCEMENT
                                ENDED             ENDED     OF OPERATIONS) TO
                           AUGUST 31, 1997  AUGUST 31, 1996  AUGUST 31, 1995
                          ----------------  --------------- -----------------
Net asset value,
  beginning of year ........  $   1.00          $   1.00        $   1.00
                              --------          --------        --------
Income from investment
  operations:
  Net investment income ....    0.0447           0.0456           0.0109
                              --------          --------        --------
    Total from investment
      operations ...........    0.0447            0.0456          0.0109
                              --------          --------        --------
Less distributions
  Dividends (from net
    investment income) .....   (0.0447)          (0.0456)        (0.0109)

   Total distributions .....   (0.0447)          (0.0456)        (0.0109)
                              --------          --------        --------
Net asset value,
  end of year ..............  $   1.00          $   1.00        $   1.00
                              ========          ========        ========
Total Return ...............     4.56%             4.66%         5.03%(b)
Ratios /Supplemental Data
  Net assets, end of
    year (000) .............  $352,950          $306,757        $302,585
  Ratios of expenses to
    average net assets .....   1.00%(a)          1.00%(a)     1.00%(a)(b)
  Ratios of net investment
    income to average
    net assets .............     4.47%             4.56%         4.91%(b)


(a) For the Government Obligations Money Market Portfolio, the ratio of expenses to average net assets would have been 1.23%, 1.25% and 1.28% for years ended August 31, 1997, 1996 and 1995, respectively.

(b)  Annualized.

                               THE BEDFORD FAMILY
                               THE RBB FUND, INC.
                    NOTES TO FINANCIAL STATEMENTS (CONCLUDED)
                                 AUGUST 31, 1997


NOTE 6. OTHER FINANCIAL HIGHLIGHTS (CONTINUED)

THE SANSOM STREET FAMILY

                                                                           MONEY MARKET PORTFOLIO
                                                ------------------------------------------------------------------------------------
                                                    FOR THE          FOR THE           FOR THE         FOR THE          FOR THE
                                                  YEAR ENDED        YEAR ENDED       YEAR ENDED       YEAR ENDED       YEAR ENDED
                                                AUGUST 31, 1997  AUGUST 31, 1996   AUGUST 31, 1995  AUGUST 31, 1994  AUGUST 31, 1993
                                                ---------------  ---------------   ---------------  ---------------  ---------------
Net asset value, beginning of year .............  $     1.00       $     1.00        $     1.00       $     1.00       $     1.00
                                                  ----------       ----------        ----------       ----------       ----------
Income from investment operations:
  Net investment income ........................      0.0510           0.0518            0.0543           0.0334           0.0304
                                                  ----------       ----------        ----------       ----------       ----------
     Total from investment operations ..........      0.0510           0.0518            0.0543           0.0334           0.0304
                                                  ----------       ----------        ----------       ----------       ----------
Less distributions
  Dividends (from net investment income) .......     (0.0510)         (0.0518)          (0.0543)         (0.0334)         (0.0304)
                                                  ----------       ----------        ----------       ----------       ----------
     Total distributions .......................     (0.0510)         (0.0518)          (0.0543)         (0.0334)         (0.0304)
                                                  ----------       ----------        ----------       ----------       ----------
Net asset value, end of year ...................  $     1.00       $     1.00        $     1.00       $     1.00       $     1.00
                                                  ==========       ==========        ==========       ==========       ==========
Total Return ...................................       5.22%            5.30%             5.57%            3.39%            3.08%
Ratios /Supplemental Data
  Net assets, end of year (000) ................    $570,018         $524,359          $441,614         $373,745         $190,794
  Ratios of expenses to average net assets .....      .49%(a)          .48%(a)           .39%(a)          .39%(a)          .34%(a)
  Ratios of net investment income to
   average net assets ..........................       5.10%            5.18%             5.43%            3.34%            3.04%

(a) Without the waiver of advisory and transfer agent fees and without the reimbursement of certain operating expenses, the ratios of expenses to average net assets for the Money Market Portfolio would have been .64%, .65%, .59%, .60% and .60% for the years ended August 31, 1997, 1996, 1995,
     1994 and 1993, respectively.

                        TAX INFORMATION FOR SHAREHOLDERS
                                   (UNAUDITED)

In the twelve months ended August 31, 1997 (the end of the Fund's fiscal year), 100% of the dividends paid by the Municipal Money Market Portfolio were exempt-interest dividends for purposes of federal income taxes and free from such taxes. However, approximately 49% of such dividends were attributable to interest on private activity bonds which must be included in federal alternative minimum taxable income for the purpose of determining liability for federal alternative minimum tax.

In January 1998, you will be furnished with a schedule showing the yearly percentage breakdown by state or U.S. possession of the source of interest earned by the Municipal Money Market Portfolio in 1997. It is suggested that you consult your tax adviser concerning the applicability of state and local taxes to dividends paid by the Fund during the year.

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